UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Everest Capital LLC

Address:    Everest Capital LLC
            2601 South Bayshore Drive
            Suite 1700
            Miami, FL 33133

13F File Number: 028-13995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malcolm Stott
Title:      Chief Operating Officer
Phone:      (305) 666-1700

Signature, Place and Date of Signing:


/s/ Malcolm Stott                  Miami, Florida              August 14, 2012
----------------------            ------------------           -----------------
     [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total: $274,079
                                        (thousands)

List of Other Included Managers: None.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------   -----      -------   -------   --- ---- ----------  -----    ----      ------ ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105    1,372       52,630 SH       SOLE        NONE        52,630
ASCENA RETAIL GROUP INC       COM             04351G101    9,213      494,800 SH       SOLE        NONE       494,800
BAIDU INC                     SPON ADR REP A  056752108    9,236       80,330 SH       SOLE        NONE        80,330
BANCO BRADESCO S A            SP ADR PFD NEW  059460303      338       22,700 SH       SOLE        NONE        22,700
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT  05967A107      885      114,200 SH       SOLE        NONE       114,200
BANCOLOMBIA S A               SPON ADR PREF   05968L102    2,307       37,310 SH       SOLE        NONE        37,310
CEMENTOS PACASMAYO S A A      SPON ADR REP 5  15126Q109    1,664      164,287 SH       SOLE        NONE       164,287
CEMEX SAB DE CV               SPON ADR NEW    151290889   14,245    2,116,700 SH       SOLE        NONE     2,116,700
COPA HOLDINGS SA              CL A            P31076105   14,828      179,782 SH       SOLE        NONE       179,782
CREDICORP LTD                 COM             G2519Y108    3,040       24,150 SH       SOLE        NONE        24,150
D R HORTON INC                COM             23331A109    4,676      254,400 SH       SOLE        NONE       254,400
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS  344419106    1,357       15,200 SH       SOLE        NONE        15,200
GERDAU S A                    SPONSORED ADR   373737105    1,975      225,400 SH       SOLE        NONE       225,400
INGERSOLL-RAND PLC            SHS             G47791101    8,478      201,000 SH       SOLE        NONE       201,000
ISHARES INC                   MSCI BRAZIL     464286400   21,324      412,500 SH       SOLE        NONE       412,500
ISHARES SILVER TRUST          ISHARES         46428Q109      839       31,500 SH       SOLE        NONE        31,500
ISHARES TR                    MSCI EMERG MKT  464287234   10,805      276,100 SH       SOLE        NONE       276,100
LENNAR CORP                   CL A            526057104    4,828      156,200 SH       SOLE        NONE       156,200
NVR INC                       COM             62944T105    4,505        5,300 SH       SOLE        NONE         5,300
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    1,196       63,700 SH       SOLE        NONE        63,700
PRICESMART INC                COM             741511109   15,302      226,667 SH       SOLE        NONE       226,667
PULTE GROUP INC               COM             745867101    4,949      462,500 SH       SOLE        NONE       462,500
SOUTHERN COPPER CORP          COM             84265V105    3,648      115,787 SH       SOLE        NONE       115,787
SPDR GOLD TRUST               GOLD SHS        78463V107   13,408       86,400 SH       SOLE        NONE        86,400
SPDR GOLD TRUST               GOLD SHS        78463V107  111,582      719,000     CALL SOLE        NONE       719,000
TOLL BROTHERS INC             COM             889478103    4,668      157,000 SH       SOLE        NONE       157,000
VALE S A                      ADR             91912E105    3,411      171,841 SH       SOLE        NONE       171,841

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